Stock Based Compensation (Fair Value Assumption Of Stock Acquisition Rights) (Detail) (MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member])	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
MUFG, BTMU, MUTB, MUSHD And MUMSS Stock Acquisition Right [Member]
Stock-Based Compensation [Line Items]
Risk-free interest rate	0.11%	0.29%	0.23%
Expected volatility	40.48%	44.96%	43.97%
Expected term	4 years	4 years	4 years
Expected dividend yield	3.18%	3.13%	2.91%